Accrued Liabilities (Details) - Schedule of accrued liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Accrued Liabilities Abstract
Accrued compensation expenses	$ 6,134	$ 3,802
Accrued interest	236	1,369
Accrued vendor payables	1,002	1,109
Accrued professional services	89	934
Other accrued liabilities	1	84
Total	$ 7,462	$ 7,298